UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06499

Name of Fund:  BlackRock MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield California Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield California Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                             Face
                           Amount     Municipal Bonds                                                                    Value
California - 133.7%      $  1,730    ABAG Finance Authority for Nonprofit Corporations, California, Revenue Refunding
                                     Bonds (Redwood Senior Homes and Services), 6% due 11/15/2022                        $  1,843

                            2,075    Antioch Area Public Facilities Financing Agency, California, Special Tax
                                     (Community Facilities District Number 1989-1), 5.70% due 8/01/2009 (a)(f)              2,176

                            2,725    Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                     Refunding Bonds (Community Development Project Loan), Series A, 6% due
                                     8/01/2023 (a)                                                                          2,730

                           10,000    California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                     Series A, 5.50% due 6/01/2022 (d)(g)                                                  10,329
                            1,490    California Health Facilities Financing Authority, Revenue Refunding Bonds (Pomona
                                     Valley Hospital Medical Center), Series A, 5.625% due 7/01/2019 (b)                    1,522

                            4,990    California Infrastructure and Economic Development Bank Revenue Bonds (J. David
                                     Gladstone Institute Project), 5.50% due 10/01/2022                                     5,228

                            2,700    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                     Bonds (Republic Services Inc. Project), AMT, Series B, 5.25% due 6/01/2023             2,818

                            3,000    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                     Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025            3,033

                            2,500    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                     Bonds (Waste Management Inc. Project), AMT, Series C, 5.125% due 11/01/2023            2,479

                            4,500    California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                     Refunding Bonds (Waste Management Inc. Project), AMT, Series B, 5% due 7/01/2027       4,356

                            2,000    California Rural Home Mortgage Finance Authority Homebuyers Fund, S/F Mortgage
                                     Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.40% due
                                     12/01/2036 (c)(n)                                                                      2,087

                               35    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                     (Mortgage-Backed Securities Program), AMT, Series B, 6.15% due 6/01/2020 (c)              36

                              420    California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                     (Mortgage-Backed Securities Program), AMT, Sub Series FH-1, 5.50% due 8/01/2047          424

                              200    California State, GO, 5.50% due 4/01/2014 (f)                                            220

                            5,000    California State, GO, 5.125% due 4/01/2025                                             5,228

                                5    California State, GO, 5.50% due 4/01/2030                                                  5

                              170    California State, GO, Refunding, 5.75% due 5/01/2010 (f)                                 181

                              450    California State, GO, Refunding, 5.75% due 5/01/2030                                     476

                            9,130    California State, GO, Refunding, 5% due 6/01/2037                                      9,372

                            2,785    California State, GO, Refunding (Veterans), AMT, Series BJ, 5.70% due 12/01/2032       2,822


Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
GO      General Obligation Bonds
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
S/F     Single-Family


BlackRock MuniYield California Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
California               $  2,000    California State Public Works Board, Lease Revenue Bonds (California State
(concluded)                          University), Series C, 5.40% due 10/01/2022 (b)                                     $  2,044

                            5,000    California State Public Works Board, Lease Revenue Bonds (Department of
                                     Corrections), Series C, 5.50% due 6/01/2023                                            5,381

                            4,000    California State Public Works Board, Lease Revenue Bonds (Department of Health
                                     Services), Series A, 5.75% due 11/01/2009 (b)(f)                                       4,218

                           12,000    California State Public Works Board, Lease Revenue Bonds (Various Community
                                     College Projects), Series A, 5.625% due 3/01/2016 (a)                                 12,188

                            6,850    California State, Various Purpose, GO, 5.50% due 11/01/2033                            7,323

                            5,250    California Statewide Communities Development Authority, COP (John Muir/Mount
                                     Diablo Health System), 5.125% due 8/15/2022 (b)                                        5,356

                            3,270    California Statewide Communities Development Authority, Health Facility Revenue
                                     Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                          3,516

                            3,000    California Statewide Communities Development Authority, Health Facility Revenue
                                     Bonds (Memorial Health Services), Series A, 5.50% due 10/01/2033                       3,109

                            7,500    California Statewide Communities Development Authority Revenue Bonds (Kaiser
                                     Permanente), Series B, 5.25% due 3/01/2045                                             7,608

                            6,975    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                     (Kaiser Hospital Asset Management, Inc.), Series C, 5.25% due 8/01/2031                7,146

                            3,500    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                     (Kaiser Permanente), Series A, 5% due 4/01/2031                                        3,521

                            2,380    California Statewide Communities Development Authority, Water Revenue Bonds (Pooled
                                     Financing Program), Series C, 5.25% due 10/01/2028 (d)                                 2,493

                            2,000    Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland Empire
                                     Utility Agency Sewer Project), 5.75% due 11/01/2009 (b)(f)                             2,111

                            5,000    Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.), AMT,
                                     Series C, 5.25% due 12/01/2027                                                         5,195

                            2,705    Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds
                                     (Various Capital Facilities), Series A, 5.30% due 8/01/2020 (b)                        2,767

                            3,750    Cucamonga, California, County Water District, COP, 5.125% due 9/01/2035 (e)            3,895

                            2,500    Davis, California, Joint Unified School District, Community Facilities District,
                                     Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2007 (b)(f)                      2,523

                            7,000    Fontana Unified School District, California, GO, Series A, 5.25% due 8/01/2028 (d)     7,394

                            4,000    Fremont, California, Unified School District, Alameda County, GO (Election of 2002),
                                     Series B, 5% due 8/01/2030 (d)                                                         4,158

                            5,000    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                     Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047                        5,151

                            9,390    Grant Joint Union High School District, California, GO (Election of 2006), 5% due
                                     8/01/2029 (d)                                                                          9,709

                            2,000    Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due
                                     11/01/2031 (a)                                                                         2,149

                           10,000    Los Angeles, California, Community College District, GO (Election of 2003),
                                     Series E, 5% due 8/01/2031 (d)                                                        10,427

                            7,000    Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due
                                     6/01/2008 (e)(f)                                                                       7,149

                            4,500    Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Subordinate
                                     Series A, 5% due 6/01/2027 (b)                                                         4,656

                            3,780    Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                     Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due
                                     7/01/2027 (a)                                                                          3,935

                            5,000    Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                     Bonds (Multiple Capital Facilities Project VI), Series A, 5.625% due
                                     5/01/2010 (a)(f)                                                                       5,252

                            2,550    Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                                     Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due
                                     10/01/2030 (e)                                                                         2,647

                            5,885    Marin, California, Community College District, GO (Election of 2004), Series A, 5%
                                     due 8/01/2028 (b)                                                                      6,121

                            1,000    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                     Series A, 5% due 7/01/2030 (d)                                                         1,039

                            1,240    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                     Series A, 5% due 7/01/2032                                                             1,297

                            7,100    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                     Series A, 5% due 7/01/2037                                                             7,404

                            8,705    Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625% due
                                     11/01/2007 (b)(f)                                                                      8,832

                            7,570    Morgan Hill, California, Unified School District, GO, 5% due 8/01/2026 (e)(g)(k)       3,114

                            2,000    Mount Diablo, California, Unified School District, GO (Election of 2002), 5% due
                                     6/01/2028 (b)                                                                          2,079

                            6,675    Murrieta Valley, California, Unified School District, Public Financing Authority,
                                     Special Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (m)                          6,993

                            6,240    Oakland, California, Alameda County Unified School District, GO (Election of 2000),
                                     5% due 8/01/2027 (b)                                                                   6,477

                            7,060    Oakland, California, Alameda County Unified School District, GO, Series F, 5.50%
                                     due 8/01/2010 (b)(f)                                                                   7,390

                            5,250    Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (e)              5,378

                            3,000    Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk
                                     Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034 (e)                       3,157

                            1,000    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                     (Convention Center Project), Series A, 5.50% due 11/01/2035 (b)                        1,084

                            2,000    Peralta, California, Community College District, GO (Election of 2000), Series D,
                                     5% due 8/01/2030 (d)                                                                   2,079

                            1,750    Pleasant Valley, California, School District, Ventura County, GO, Series C, 5.75%
                                     due 8/01/2025 (b)(g)                                                                   1,817

                           10,600    Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                                     11/01/2017 (b)                                                                        10,854

                            4,315    Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                     (Rancho Redevelopment Project), 5.25% due 9/01/2020 (d)                                4,464

                            5,000    Rancho Mirage, California, Joint Powers Financing Authority Revenue Bonds
                                     (Eisenhower Medical Center), Series A, 5% due 7/01/2038                                4,992

                            2,345    Richmond, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Harbour
                                     Redevelopment Project), Series A, 5.50% due 7/01/2018 (b)                              2,425

                            5,000    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                     Bonds, Series L, 5.125% due 7/01/2022 (b)                                              5,097

                            2,500    Sacramento, California, Municipal Utility District Financing Authority, Revenue
                                     Bonds (Consumers Project), 5.125% due 7/01/2029 (b)                                    2,638

                            6,775    Sacramento County, California, Sanitation District Financing Authority, Revenue
                                     Refunding Bonds (County Sanitation District Number 1), 5% due 8/01/2035 (b)            7,037

                            3,455    Sacramento County, California, Sanitation District Financing Authority, Revenue
                                     Refunding Bonds, Series A, 5.60% due 12/01/2017                                        3,460

                            2,110    Salinas Valley, California, Solid Waste Authority, Revenue Refunding Bonds, AMT,
                                     5.125% due 8/01/2022 (a)                                                               2,167

                            8,000    San Bernardino, California, City Unified School District, GO, Refunding, Series A,
                                     5.875% due 8/01/2009 (e)(f)                                                            8,422

                            3,000    San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                     (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (b)               3,017

                            1,565    San Diego, California, Public Facilities Financing Authority, Tax Allocation
                                     Revenue Refunding Bonds (Southcrest and Central Imperial Redevelopment Projects),
                                     Series B, 5.25% due 10/01/2032 (i)                                                     1,610

                           10,000    San Diego, California, Unified School District, GO (Election of 1998), Refunding,
                                     Series F-1, 4.50% due 7/01/2029 (d)                                                    9,822

                            5,010    San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A,
                                     5% due 5/01/2031 (d)                                                                   5,165

                            6,000    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2030 (b)                                        6,234

                            1,720    San Francisco, California, City and County Educational Facilities, GO (Community
                                     College), Series A, 5.75% due 6/15/2008 (f)                                            1,784

                            1,310    San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75% due
                                     6/15/2008 (f)                                                                          1,359

                            4,615    San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028 (b)            4,740

                            5,000    San Jose, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                     Series A, 5% due 8/01/2028 (b)                                                         5,170

                            1,855    San Jose, California, Unified School District, Santa Clara County, GO (Election of
                                     2002), Series B, 5% due 8/01/2029 (e)                                                  1,929

                           10,005    San Jose-Evergreen, California, Community College District, Capital Appreciation,
                                     GO (Election of 2004), Refunding, Series A, 5.12% due 9/01/2023 (b)(k)                 4,561

                            5,000    San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                     8/01/2028 (b)                                                                          5,165

                            2,020    Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021 (e)          2,127

                            3,500    Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds (John
                                     Burns Gardens Apartments Project), AMT, Series A, 6% due 8/01/2041                     3,651

                            2,170    Santa Clarita, California, Community College District, GO (Election 2001), 5% due
                                     8/01/2028 (d)                                                                          2,257

                            4,000    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake
                                     Recovery Redevelopment Project), 6% due 7/01/2009 (a)(f)                               4,213

                            2,500    Sequoia, California, Unified High School District, GO, Refunding, 5% due
                                     7/01/2028 (d)                                                                          2,610

                            1,675    Shasta-Tehama-Trinity Joint Community College District, California, GO (Election of
                                     2002), Series B, 5.25% due 8/01/2024 (d)                                               1,804

                            6,875    Sonoma County, California, Junior College District, GO (Election 2002), Refunding,
                                     Series B, 5% due 8/01/2028 (d)                                                         7,151

                            2,265    South Bayside, California, Waste Management Authority, Waste System Revenue Bonds,
                                     5.75% due 3/01/2020 (a)                                                                2,375

                            1,600    Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                                     Capital Improvement Projects), Series A, 5% due 10/01/2031 (b)                         1,663

                            2,930    Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                                     Series A, 5.25% due 9/01/2034 (i)                                                      3,004

                            3,235    Taft, California, Public Financing Authority, Lease Revenue Bonds (Community
                                     Correctional Facility), Series A, 6.05% due 1/01/2017 (b)                              3,423

                            1,310    Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial Medical
                                     Center), Series A, 6% due 6/01/2022                                                    1,396

                            4,745    Vacaville, California, Unified School District, GO (Election of 2001), 5% due
                                     8/01/2030 (b)                                                                          4,932

                            1,000    Ventura, California, Unified School District, GO (Election of 1997), Series H,
                                     5.125% due 8/01/2034 (d)                                                               1,048

                            3,990    Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                     Project), 5.50% due 4/01/2008 (f)                                                      4,040

                            5,000    Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding Bonds,
                                     5.625% due 5/01/2016 (b)                                                               5,107



Puerto Rico - 0.9%          2,500    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030        2,623


U.S. Virgin                 3,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 1.0%                       Coker Project), AMT, 6.50% due 7/01/2021                                               3,220

                                     Total Municipal Bonds  (Cost - $413,679) - 135.6%                                    423,403



                                     Municipal Bonds Held in Trust (h)
California - 37.1%          9,000    Anaheim, California, Public Financing Authority, Electric System District
                                     Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (d)                              9,305

                           10,210    Contra Costa County, California, Community College District, GO (Election of 2002),
                                     5% due 8/01/2030 (d)                                                                  10,569

                            6,020    La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                                     5.125% due 9/01/2034 (a)                                                               6,269

                           13,500    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                     1/01/2028 (b)                                                                         14,358

                           10,460    Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding
                                     Bonds (Project Area Number 2), Series A, 5.125% due 8/01/2036 (a)                     10,939

                           11,615    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                                     11/01/2027 (e)                                                                        12,107

                           16,000    Sacramento, California, Municipal Utility District Financing Authority, Revenue
                                     Bonds (Consumers Project), 5.125% due 7/01/2029 (b)                                   16,884

                           20,710    San Diego, California, Certificates of Undivided Interest Revenue Bonds (Water
                                     Utility Fund), 5.20% due 8/01/2024 (e)                                                21,154

                            5,430    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2034 (b)                                        5,633

                            8,490    University of California, Limited Project Revenue Bonds, Series B, 5% due
                                     5/15/2033 (d)                                                                          8,771

                                     Total Municipal Bonds Held in Trust  (Cost - $115,727) - 37.1%                       115,989

                           Shares
                             Held    Short-Term Securities
                            2,182    CMA California Municipal Money Fund, 3.07% (j)(l)                                      2,182

                                     Total Short-Term Securities  (Cost - $2,182) - 0.7%                                    2,182

                                     Total Investments (Cost - $531,588*)  - 173.4%                                       541,574
                                     Other Assets Less Liabilities - 0.7%                                                   2,272
                                     Liability for Trust Certificates, Including Interest Expense Payable - (18.0%)      (56,341)
                                     Preferred Stock, at Redemption Value - (56.1%)                                     (175,231)
                                                                                                                        ---------
                                     Net Assets Applicable to Common Stock- 100.0%                                      $ 312,274
                                                                                                                        =========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       476,383
                                                    ===============
    Gross unrealized appreciation                   $        11,256
    Gross unrealized depreciation                           (1,782)
                                                    ---------------
    Net unrealized appreciation                     $         9,474
                                                    ===============

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FNMA/GNMA Collateralized.

(d) FSA Insured.

(e) FGIC Insured.

(f) Prerefunded.

(g) Escrowed to maturity.

(h) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company
    Act of 1940, were as follows:

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA California Municipal
      Money Fund                                (1,811)              $299

(k) Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.

(l) Represents the current yield as of July 31, 2007.

(m) Assured Guaranty Insured.

(n) FHLMC Collateralized.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield California Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield California Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield California Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield California Fund, Inc.


Date: September 20, 2007